Consolidated Statements of Operations And Comprehensive Income/ (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE		$ 807,500	$ 1,868,333	$ 869,935
COST OF REVENUE		633,000	343,083	172,948
GROSS PROFIT		174,500	1,525,250	696,987
OPERATING EXPENSES:
Selling and marketing		342,816	715,976	901,319
General and administrative
Payroll and related benefits		1,909,154	2,082,886	2,512,781
Professional fees		625,152	705,199	1,031,274
Other general and administrative		1,099,638	1,081,621	1,091,950
Total Operating Expenses		3,976,760	4,585,682	5,537,324
LOSS FROM OPERATIONS		(3,802,260)	(3,060,432)	(4,840,337)
OTHER INCOME (EXPENSE):
Interest income		1,594,736	4,500,977	209,439
Interest expense		(8,685,630)	(2,422,292)	(4,202,810)
Allowance for credit losses-notes receivable		(23,887,304)	(90,236,242)
Loss on sale of notes receivable		(21,292,430)
Recovery of impairment on long-term investment				439,111
Recovery of bad debt allowance on loan receivable				550,000
Other income		4,955	54,737	940
Foreign currency transaction gain (loss)		1,661	19,497	(4,723)
Total Other Income (Expense)		(52,264,012)	(88,083,323)	(3,008,043)
LOSS BEFORE INCOME TAXES		(56,066,272)	(91,143,755)	(7,848,380)
INCOME TAX EXPENSES		(8,973)	(24,525)
NET LOSS FROM CONTINUING OPERATIONS		(56,075,245)	(91,168,280)	(7,848,380)
DISCONTINUED OPERATIONS
Income (loss) from discontinued operations, net of applicable income taxes				(551,017)
Net gain on sale of discontinued operations, net of applicable income taxes				53,818,778
NET INCOME FROM DISCONTINUED OPERATIONS				53,267,761
NET INCOME (LOSS)		(56,075,245)	(91,168,280)	45,419,381
Less: Net loss attributable to non-controlling interest from discontinued operations				(82,302)
NET INCOME (LOSS) ATTRIBUTABLE TO MMTEC, INC.		(56,075,245)	(91,168,280)	45,501,683
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments		20,277	69,610	(138,414)
TOTAL COMPREHENSIVE INCOME (LOSS)		(56,054,968)	(91,098,670)	45,280,967
Less: Comprehensive loss attributable to non-controlling interests from discontinued operations				(91,092)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO MMTEC, INC.		$ (56,054,968)	$ (91,098,670)	$ 45,372,059
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic (in Shares)	[1]	53,562,569	24,996,144	13,221,897
Diluted (in Shares)	[1]	53,562,569	24,996,144	13,221,897
GAIN(LOSS) EARNINGS PER SHARE - BASIC AND DILUTED
Continuing operations, basic (in Dollars per share)	[2]	$ (1.05)	$ (3.65)	$ (0.59)
Continuing operations, diluted (in Dollars per share)	[2]	(1.05)	(3.65)	(0.59)
Discontinued operations, basic (in Dollars per share)	[2]			4.03
Discontinued operations, diluted (in Dollars per share)	[2]			$ 4.03

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 13.
[2]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 13.